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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               November 5, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   44

Form I3F Information Table Value Total:   $225,397 (thousands)

List of Other Included Managers:

No.             Form 13F File Number            Name

1.              28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       FORM 13F INFORMATION TABLE (1)

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
APPLE INC                      COM                037833100    5675      20000  SH          SOLE         NONE        20000
AUTOMATIC DATA PROCESSING IN   COM                053015103    8406     200000  SH          SOLE         NONE       200000
BANK OF AMERICA CORPORATION    *W EXP
                               10/28/
                               2018               060505153     357     150000  SH          SOLE         NONE       150000
BERKSHIRE HATHAWAY INC DEL     CL B
                               NEW                084670702    4084      49400  SH          SOLE         NONE        49400
CISCO SYS INC                  COM                17275R102    7118     325000  SH          SOLE         NONE       325000
CITIGROUP INC                  COM                172967101   12903    3300000  SH          SOLE         NONE      3300000
CONOCOPHILLIPS                 COM                20825C104   14266     248400  SH          SOLE         NONE       248400
DINEEQUITY INC                 COM                254423106     900      20000  SH          SOLE         NONE        20000
DOW CHEM CO                    COM                260543103    5973     217500  SH          SOLE         NONE       217500
EXXON MOBIL CORP               COM                30231G102   10195     165000  SH          SOLE         NONE       165000
GENERAL GROWTH PPTYS INC       COM                370021107    8190     525000  SH          SOLE         NONE       525000
GOLDMAN SACHS GROUP INC        COM                38141G104    7590      52500  SH          SOLE         NONE        52500
GOOGLE INC                     CL A               38259P508    5258      10000  SH          SOLE         NONE        10000
INTERNATIONAL BUSINESS MACHS   COM                459200101   10061      75000  SH          SOLE         NONE        75000
ISHARES TR                     FTSE
                               XNHUA
                               IDX                464287184    2141      50000  SH          SOLE         NONE        50000
JOHNSON & JOHNSON              COM                478160104    4647      75000  SH          SOLE         NONE        75000
JP MORGAN CHASE & CO           *W EXP
                               10/28/
                               2018               46634E114    1167     100000  SH          SOLE         NONE       100000
JPMORGAN CHASE & CO            COM                46625H100    5709     150000  SH          SOLE         NONE       150000
KAPSTONE PAPER & PACKAGING
CORP                           COM                48562P103     607      50000  SH          SOLE         NONE        50000
KKR & CO L P DEL               COM
                               UNITS              48248M102    8109     765000  SH          SOLE         NONE       765000
KRAFT FOODS INC                CL A               50075N104    7252     235000  SH          SOLE         NONE       235000
MADISON SQUARE GARDEN INC      CL A               55826P100    4323     205000  SH          SOLE         NONE       205000
MAGELLAN MIDSTREAM PRTNRS LP   COM
                               UNIT
                               RP LP              559080106    2058      40000  SH          SOLE         NONE        40000
MCDONALDS CORP                 COM                580135101    4098      55000  SH          SOLE         NONE        55000
MERCK & CO INC NEW             COM                58933Y105    4049     110000  SH          SOLE         NONE       110000
METLIFE INC                    COM                59156R108    7690     200000  SH          SOLE         NONE       200000
MICROSOFT CORP                 COM                594918104    7347     300000  SH          SOLE         NONE       300000
MOTOROLA INC                   COM                620076109    6611     775000  SH          SOLE         NONE       775000
MORGAN STANLEY CHINA A SH FD   COM                617468103     110       4000  SH          SOLE         NONE         4000
NCR CORP NEW                   COM                62886E108    3408     250000  SH          SOLE         NONE       250000
ORACLE CORP                    COM                68389X105    8726     325000  SH          SOLE         NONE       325000
ORITANI FINL CORP DEL          COM                68633D103    2246     225000  SH          SOLE         NONE       225000
PEPSICO INC                    COM                713448108    8305     125000  SH          SOLE         NONE       125000
PFIZER INC                     COM                717081103    6439     375000  SH          SOLE         NONE       375000
STAR GAS PARTNERS L P          UNIT
                               LTD
                               PARTNR             85512C105    2370     500000  SH          SOLE         NONE       500000
TIME WARNER INC                COM                887317303    3831     125000  SH          SOLE         NONE       125000
TRAVELERS COMPANIES INC        COM                89417E109    4950      95000  SH          SOLE         NONE        95000
VODAFONE GROUP PLC NEW         SPONS
                               ADR NEW            92857W209    7443     300000  SH          SOLE         NONE       300000
VONAGE HLDGS CORP              COM                92886T201     510     200000  SH          SOLE         NONE       200000
WELLS FARGO & CO NEW           PERP PFD
                               CNV A              949746804     967        967  SH          SOLE         NONE          967
WELLS FARGO & CO NEW           *W EXP
                               10/28/
                               2018               949746119     394      50000  SH          SOLE         NONE        50000
WELLS FARGO & CO NEW           COM                949746101    1256      50000  SH          SOLE         NONE        50000
WEST COAST BANCORP ORE NEW     COM                952145100    3420    1500000  SH          SOLE         NONE      1500000
WILLIAMS PARTNERS L P          COM
                               UNIT
                               L P                96950F104    4240     100000  SH          SOLE         NONE       100000


(1)Neither this Form 13F Information Table nor the Form 13F Summary Page includes the managers' holdings of 70,000 common shares of "ALIMENTATION COUCHE S/VTG," CUSIP 01626P403, as of September 30, 2010, the total value of which were $1,568,000; 122,300 preferred shares of "BANK OF AMERICA CORP.," CUSIP 060505831, as of September 30, 2010, the total value of which were $2,709,000; 10,000 common shares of "TREASURE ISLAND ROYALTY TRUST," CUSIP 894626209, as of September 30, 2010, the total value of which were $22,000; 185,000 common shares of "VALEANT PHARMACEUTICALS INTERN," CUSIP 91911K102, as of September 30, 2010, the total value of which were $4,634,000; 150,000 common shares of "VIEWPOINT FINL GROUP," CUSIP 926727108, as of September 30, 2010, the total value of which were $1,388,000; nor 105,000 common shares of "VISTEON CORP," CUSIP 9C9994573, as of September 30, 2010, the total value of which were $5,775,000. The reason these shares are not listed is that these securities do not appear on the List of Section 13F Securities for the third quarter of fiscal year 2010.